BabyUniverse, Inc.
150 South U.S. Highway One
Suite 500
Jupiter, Florida 33477
November 17, 2006
VIA EDGAR
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E., Mail Stop
Washington, DC 20549
Attn: Kurt K. Murao

Re:	BabyUniverse, Inc. Registration Statement on Form S-3 Commission File No. 333-136872
Ladies and Gentlemen:
Pursuant to Rule 461 under the Securities Act of 1933, as amended (the “Act”), BabyUniverse, Inc. (the “Company”) requests that the effectiveness of the above-referenced Registration Statement be accelerated to 4:00 p.m. on Monday, November 20, 2006, or as soon as possible thereafter.
As requested, the Company acknowledges that:
•	should the Commission or the staff declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the staff, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosures in the filing; and

•	the company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,
/s/ John C. Textor
Chief Executive Officer
BabyUniverse, Inc.